VACATION OWNERSHIP NOTES RECEIVABLE - Notes Receivable Reserves (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 30, 2016	Jan. 01, 2016
Time Sharing Transactions, Allowance for Uncollectible Accounts [Roll Forward]
Beginning Balance	$ 112	$ 108	$ 120
Increase in vacation ownership notes receivable reserve	52	44	36
Securitizations	0	0	0
Clean-up calls			0
Write-offs	(45)	(40)	(48)
Defaulted vacation ownership notes receivable repurchase activity	0	0	0
Ending Balance	119	112	108
Non-Securitized Vacation Ownership Notes Receivable
Time Sharing Transactions, Allowance for Uncollectible Accounts [Roll Forward]
Beginning Balance	58	59	66
Increase in vacation ownership notes receivable reserve	42	27	25
Securitizations	(29)	(28)	(16)
Clean-up calls			7
Write-offs	(45)	(40)	(48)
Defaulted vacation ownership notes receivable repurchase activity	28	30	25
Ending Balance	58	58	59
Securitized Vacation Ownership Notes Receivable
Time Sharing Transactions, Allowance for Uncollectible Accounts [Roll Forward]
Beginning Balance	54	49	54
Increase in vacation ownership notes receivable reserve	10	17	11
Securitizations	29	28	16
Clean-up calls			(7)
Write-offs	0	0	0
Defaulted vacation ownership notes receivable repurchase activity	(28)	(30)	(25)
Ending Balance	61	54	49
Warehouse Credit Facility
Time Sharing Transactions, Allowance for Uncollectible Accounts [Roll Forward]
Clean-up of Warehouse Credit Facility	0	0
Warehouse Credit Facility | Non-Securitized Vacation Ownership Notes Receivable
Time Sharing Transactions, Allowance for Uncollectible Accounts [Roll Forward]
Clean-up of Warehouse Credit Facility	4	10
Warehouse Credit Facility | Securitized Vacation Ownership Notes Receivable
Time Sharing Transactions, Allowance for Uncollectible Accounts [Roll Forward]
Clean-up of Warehouse Credit Facility	$ (4)	$ (10)
Accounting Standards Update 2014-09
Time Sharing Transactions, Allowance for Uncollectible Accounts [Roll Forward]
Beginning Balance			2
Accounting Standards Update 2014-09 | Non-Securitized Vacation Ownership Notes Receivable
Time Sharing Transactions, Allowance for Uncollectible Accounts [Roll Forward]
Beginning Balance			1
Accounting Standards Update 2014-09 | Securitized Vacation Ownership Notes Receivable
Time Sharing Transactions, Allowance for Uncollectible Accounts [Roll Forward]
Beginning Balance			1
Calculated under Revenue Guidance in Effect before Topic 606
Time Sharing Transactions, Allowance for Uncollectible Accounts [Roll Forward]
Beginning Balance			118
Calculated under Revenue Guidance in Effect before Topic 606 | Non-Securitized Vacation Ownership Notes Receivable
Time Sharing Transactions, Allowance for Uncollectible Accounts [Roll Forward]
Beginning Balance			65
Calculated under Revenue Guidance in Effect before Topic 606 | Securitized Vacation Ownership Notes Receivable
Time Sharing Transactions, Allowance for Uncollectible Accounts [Roll Forward]
Beginning Balance			$ 53